TRADE RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables and Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 333	$ 406
Prepaids and other	82	119
Other short-term receivables	139	142
Current portion of contract asset	50	51
Trade receivables and other current assets, net	$ 604	$ 718